Accounts receivable (Tables)	3 Months Ended
Mar. 31, 2023
Trade and other current receivables [abstract]
Schedule of other receivables

As at	March 31, 2023	December 31, 2022
Trade receivables	$3.7	$4.3
Total accounts receivable	3.7	4.3

Non-trade receivables	$—	$3.5
Sales taxes receivable	3.6	4.1
Other	2.1	2.4
Total other receivables	$5.7	$10.0